Investment Portfolioas of January 31, 2024 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 95.2%
Argentina 1.2%
Grupo Financiero Galicia SA (ADR)* (a) (Cost $747,187)	45,000	972,450
Brazil 5.6%
Banco Bradesco SA (ADR)	275,001	852,502
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	60,000	955,030
NU Holdings Ltd. "A"*	120,000	1,033,200
Petroleo Brasileiro SA (ADR)	57,500	981,525
Vale SA (ADR)	60,000	821,400
(Cost $3,761,893)		4,643,657
Chile 2.8%
Antofagasta PLC (Cost $1,594,926)	107,500	2,353,904
China 16.5%
Alibaba Group Holding Ltd.	100,000	903,877
Baidu, Inc. "A"*	60,000	794,170
BYD Co., Ltd. "H"	60,500	1,354,572
Kweichow Moutai Co., Ltd. "A"	2,700	603,414
Meituan "B" 144A*	69,980	561,165
PetroChina Co., Ltd. "H"	1,750,000	1,266,466
Ping An Insurance Group Co. of China Ltd. "H"	150,000	630,636
Shanghai United Imaging Healthcare Co., Ltd.“A”	25,000	468,963
Shenzhen Mindray Bio-medical Electronics Co., Ltd. "A"	12,500	467,660
Tencent Holdings Ltd.	115,000	4,015,786
Trip.com Group Ltd.*	30,000	1,089,997
Yum China Holdings, Inc. (b)	45,000	1,556,550
(Cost $13,371,703)		13,713,256
Hong Kong 2.2%
AIA Group Ltd.	175,000	1,367,175
Budweiser Brewing Co., APAC Ltd. 144A	300,000	472,249
(Cost $2,119,961)		1,839,424
India 23.9%
Axis Bank Ltd.	150,000	1,927,252
Bharti Airtel Ltd.	100,000	1,409,132
HDFC Bank Ltd.	125,000	2,198,323
HDFC Bank Ltd. (ADR)	34,694	1,925,170
ICICI Bank Ltd.	335,000	4,125,842
Larsen & Toubro Ltd.	110,000	4,611,909
Maruti Suzuki India Ltd.	10,094	1,235,516
Max Healthcare Institute Ltd.	60,000	569,957
Reliance Industries Ltd.	55,498	1,904,742
(Cost $12,667,570)		19,907,843
Indonesia 4.9%
PT Bank Central Asia Tbk	4,728,100	2,857,483

PT Bank Mandiri Persero Tbk	1,400,000	588,264
PT Bank Rakyat Indonesia Persero Tbk	1,750,000	630,697
(Cost $3,036,518)		4,076,444
Ireland 1.2%
PDD Holdings, Inc. (ADR)* (Cost $784,881)	7,500	951,525
Korea 7.8%
Samsung Electronics Co., Ltd.	90,000	4,863,136
Samsung SDI Co., Ltd.	2,000	551,488
SK Hynix, Inc.	10,875	1,088,509
(Cost $3,178,966)		6,503,133
Mexico 5.8%
Corp. Inmobiliaria Vesta SAB de CV	350,000	1,329,925
Fomento Economico Mexicano SAB de CV (ADR)	17,500	2,371,950
Grupo Financiero Banorte SAB de CV "O"	42,500	432,148
Wal-Mart de Mexico SAB de CV	175,000	722,816
(Cost $3,476,146)		4,856,839
Poland 1.5%
Allegro.eu SA 144A*	1,000	7,564
Bank Polska Kasa Opieki SA	7,500	288,451
InPost SA*	35,000	527,268
Powszechna Kasa Oszczednosci Bank Polski SA	35,000	443,524
(Cost $931,155)		1,266,807
Portugal 1.0%
Jeronimo Martins SGPS SA (Cost $883,952)	37,500	852,656
South Africa 2.6%
Absa Group Ltd.	75,000	653,371
FirstRand Ltd.	300,000	1,085,815
Naspers Ltd. "N"	2,500	419,014
(Cost $2,124,623)		2,158,200
Taiwan 14.8%
Alchip Technologies Ltd.	5,000	620,982
Delta Electronics, Inc.	75,000	666,293
MediaTek, Inc.	33,000	1,013,374
Taiwan Semiconductor Manufacturing Co., Ltd.	499,803	9,990,390
(Cost $3,533,835)		12,291,039
United Kingdom 0.5%
Rio Tinto PLC (Cost $438,528)	6,500	450,990
Uruguay 2.9%
MercadoLibre, Inc.* (Cost $1,690,732)	1,400	2,396,534
Total Equity Securities (Cost $54,342,576)		79,234,701

Exchange-Traded Funds 3.2%
iShares MSCI Saudi Arabia ETF (a) (Cost $2,668,048)	65,000	2,707,250

Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (c) (d) (Cost $3,802,250)	3,802,250	3,802,250

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $1,320,446)	1,320,446	1,320,446

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $62,133,320)	104.6	87,064,647
Other Assets and Liabilities, Net	(4.6)	(3,844,410)
Net Assets	100.0	83,220,237
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (c) (d)
4,203,675	—	401,425 (e)	—	—	2,232	—	3,802,250	3,802,250
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.36% (c)
—	26,476,002	25,155,556	—	—	10,825	—	1,320,446	1,320,446
4,203,675	26,476,002	25,556,981	—	—	13,057	—	5,122,696	5,122,696

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2024 amounted to $3,665,044, which is 4.4% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International

At January 31, 2024 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Equity Securities
Financials	22,012,303	28%
Information Technology	18,794,172	24%
Consumer Discretionary	10,476,314	13%
Communication Services	6,219,088	8%
Industrials	5,139,177	6%
Consumer Staples	5,023,085	6%
Energy	4,152,733	5%
Materials	3,626,294	5%
Health Care	1,506,580	2%
Real Estate	1,329,925	2%
Utilities	955,030	1%
Total	79,234,701	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$972,450	$—	$—	$972,450
Brazil	4,643,657	—	—	4,643,657
Chile	—	2,353,904	—	2,353,904
China	1,556,550	12,156,706	—	13,713,256
Hong Kong	—	1,839,424	—	1,839,424
India	1,925,170	17,982,673	—	19,907,843
Indonesia	—	4,076,444	—	4,076,444
Ireland	951,525	—	—	951,525
Korea	—	6,503,133	—	6,503,133
Mexico	4,856,839	—	—	4,856,839
Poland	—	1,266,807	—	1,266,807
Portugal	—	852,656	—	852,656
South Africa	—	2,158,200	—	2,158,200
Taiwan	—	12,291,039	—	12,291,039
United Kingdom	—	450,990	—	450,990
Uruguay	2,396,534	—	—	2,396,534
Exchange-Traded Funds	2,707,250	—	—	2,707,250
Short-Term Investments (a)	5,122,696	—	—	5,122,696
Total	$25,132,671	$61,931,976	$—	$87,064,647

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMEF-PH1
R-080548-2 (1/25)